CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Beginning Balance at Mar. 31, 2013		$ 77,500	$ 176,405	$ (283,388)	$ (29,483)
Beginning Balance (Shares) at Mar. 31, 2013		77,500,000
Common stock for conversion of notes and interest payable		$ 574	229,295		229,869
Common stock for conversion of notes and interest payable (Shares)		574,675
Common stock issued for cash		$ 2,563	1,022,438		1,025,001
Common stock issued for cash (Shares)		2,562,500
Common stock issued for services		$ 965	2,631,326		2,632,291
Common stock issued for services (Shares)		965,000
Issuance of Series A preferred stock to officers	$ 20,000				20,000
Issuance of Series A preferred stock to officers (Shares)	20,000,000
Net (loss)				(4,229,513)	(4,229,513)
Ending Balance at Mar. 31, 2014	$ 20,000	$ 81,602	4,059,464	(4,512,901)	(351,835)
Ending Balance (Shares) at Mar. 31, 2014	20,000,000	81,602,175
Value of warrants issued with Capital lease agreement			309,029		309,029
Shares issued for cash Private Placement		$ 17,333	2,342,643		2,359,976
Shares issued for cash Private Placement (Shares)		17,333,329
Shares issued to contractors		$ 6,503	939,620		946,123
Shares issued to contractors (Shares)		6,502,500
Shares issued to employees		$ 3,550	351,805		355,355
Shares issued to employees (Shares)		3,550,000
Warrant exercises		$ 14,529	1,439,275		1,453,804
Warrant exercises (Shares)		14,529,256
Stock Options issued to employees			2,428,782		2,428,782
Option exercises		$ 182	1,638		1,820
Option exercises (Shares)		182,000
Fees paid on stock issuances			(346,295)		(346,295)
Shares issued with conversion Preferred Series B		$ 797	252,033		252,830
Shares issued with conversion Preferred Series B (Shares)		796,566
Net (loss)				(7,139,449)	(7,139,449)
Ending Balance at Mar. 31, 2015	$ 20,000	$ 124,496	$ 11,777,994	$ (11,652,350)	270,140
Ending Balance (Shares) at Mar. 31, 2015	20,000,000	124,495,826
Net (loss)					(2,549,307)
Ending Balance at Sep. 30, 2015					$ (159,383)